UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Quarter Ended:  December 31, 2009

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one.):    [   ] is a restatement.
				    [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Timucuan Asset Management, Inc.
Address:	200 West Forsyth Street
		Suite 1600
		Jacksonville, FL 32202-4358

13F File Number:	   28-6184

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Randall Mann
Title:		Executive Vice President
Phone:		904-356-1739
Signature, Place, and Date of Signing:

	Randall Mann	Jacksonville, Florida	February 3, 2010


Report type (Check only one.):

[ X ]		13F HOLDINGS REPORT.

[   ]		13F NOTICE.

[   ]		13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:	27

Form 13F Information Table Value Total:	339,777



List of Other Included Manager:

  No. 	13F File Number		Name

                                                         FORM 13F INFORMATION TABLE
                                                  VALUE   SHARES/   SH/ PUT/  INVSTMT OTHER   VOTING AUTHORITY
NAME OF ISSUER                 CLASS    CUSIP   (X$1000)  PRN AMT   PRN CALL  DSCRETN  MGRS  SOLE  SHARE NONE
AMBASSADORS GROUP, INC.		COM   023177108	    14150   1067142 SH         SOLE          SOLE
BED BATH & BEYOND, INC.		COM   075896100	    21586    559070 SH         SOLE          SOLE
BERKSHIRE HATHAWAY, INC.        COM   084670108     46227       466 SH         SOLE          SOLE
BERKSHIRE HATHAWAY, INC. 'B'    COM   084670207      8770      2669 SH         SOLE          SOLE
BROWN & BROWN, INC.		COM   115236101	    21752   1210437 SH         SOLE          SOLE
COCA-COLA CO.                   COM   191216100      5436     95368 SH         SOLE          SOLE
COINSTAR, INC.			COM   19259P300       695     25000 SH         SOLE          SOLE
COMCAST CORP-SPECIAL CL A       COM   200300200     26148   1633222 SH         SOLE          SOLE
EXACT SCIENCES		        COM   30063P105      1213    357800 SH         SOLE          SOLE
INTERACTIVE DATA CORP.          COM   45840J107     24288    960018 SH         SOLE          SOLE
ISHARES TRUST S&P500 INDEX FUND	COM   464287200       503      4500 SH         SOLE          SOLE
LABORATORY CRP OF AMER HLDGS    COM   50540R409     31556    421640 SH         SOLE          SOLE
MARKEL CORPORATION              COM   570535104     26299     77351 SH         SOLE          SOLE
PENN NATIONAL GAMING, INC.	COM   707569109      4622    170000 SH         SOLE          SOLE
RLI CORPORATION	                COM   749607107       666     12500 SH         SOLE          SOLE
REDWOOD TRUST, INC.             COM   758075402       174     12000 SH         SOLE          SOLE
REGENCY CENTERS CORP.           COM   758849103       221      6300 SH         SOLE          SOLE
RITCHIE BROS. AUCTIONEERS       COM   767744105     16010    713782 SH         SOLE          SOLE
ROCK-TENN COMPANY - CL A        COM   772739207      6355    126069 SH         SOLE          SOLE
RYANAIR HOLDINGS PLC-SP ADR	COM   783513104     19665    733485 SH         SOLE          SOLE
ST. JOE COMPANY                 COM   790148100       222      7667 SH         SOLE          SOLE
SONOCO PRODUCTS CO.             COM   835495102       731     25000 SH         SOLE          SOLE
STRAYER EDUCATION, INC.		COM   863236105     19729     92832 SH         SOLE          SOLE
TECHNE CORP COM			COM   878377100     16907    246595 SH         SOLE          SOLE
TEMPUR-PEDIC INTERNATIONAL      COM   88023U101      6616    280000 SH         SOLE          SOLE
UNITEDHEALTH GROUP, INC.	COM   91324P102	    18600    610236 SH	       SOLE	     SOLE
VULCAN MATERIALS CO.		COM   929160109       636     12080 SH         SOLE          SOLE
                                                   339777